Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories	Inventories Inventories consists of the following:

(Dollars in millions)	March 31, 2022	December 31, 2021
Raw materials	$48	$43
Work in progress	182	161
Finished goods	1	1
Total	$231	$205
Inventories Inventories consists of the following:

	December 31,
(Dollars in millions)	2021	2020
Raw materials	$43	$52
Work in progress	161	193
Finished goods	1	2
Total	$205	$247